Accounts receivable	12 Months Ended
Dec. 31, 2021
Accounts receivable.
Accounts receivable

10. Accounts receivable

	December 31, 2021	December 31, 2020
Receivables from customer contracts
Related parties (note 31)	109	168
Third parties
Ferrous minerals	3,023	4,093
Base metals	668	716
Others	162	66
Accounts receivable	3,962	5,043
Expected credit loss	(48)	(50)
Accounts receivable, net	3,914	4,993

In 2020, the Company had a customer of the Ferrous Minerals Segment whose revenue individually represented 10.1% of the Company's total revenue. In 2021 and 2019, no customer individually represented  10% or more of the Company’s accounts receivable or revenues.

Provisionally priced commodities sales – The commodity price risk arises from volatility of iron ore, nickel, copper and coal prices. The Company is mostly exposed to the fluctuations in the iron ore and copper price (note 20). The selling price of these products can be measured reliably at each period since the price is quoted in an active market.

The sensitivity of the Company’s risk on final settlement of provisionally priced accounts receivables are presented below:

	December 31, 2021
	Thousand	Provisional price
	metric tons	(US$/tone)	Change	Effect on Revenue
Iron ore	22,228	120.3	+/-10%	+/- 267
Iron ore pellets	704	187.1	+/-10%	+/- 13
Copper	104	11,730.7	+/-10%	+/- 122

Accounting policy

Accounts receivable is the total amount due from sale of products and services rendered by the Company. Accounts receivable is recognized at fair value and subsequently measured at amortized cost using the effective interest method, except for component of provisionally priced commodities sales that are subsequently measured at fair value through profit or loss.

The Company applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all accounts receivable. The Company has established a provision matrix that is based on historical credit loss experience, adjusted for forward-looking factors specific to the economic environment and by any financial guarantees related to these accounts receivables.